             SUPPLEMENT DATED JUNE 30, 2006 TO THE PROSPECTUS DATED
          MAY 1, 2006 OF THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP AND
            THE DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INSTITUTIONAL SMALL-CAP GROWTH FUND

     Following the departure from Trusco on June 23, 2006 of the small cap growth portfolio management team, the portfolio manager named in the prospectus is no longer managing the Diversified Institutional Small-Cap Growth Fund. Effective June 26, 2006, Trusco designated James P. Foster and Stuart F. Van Arsdale to act as co-portfolio managers of the Fund.

     Mr. Foster has served as Managing Director of Trusco since May 2004. Mr. Foster joined Trusco in 1988. He has more than 37 years of investment experience.

     Mr. Van Arsdale, CFA, has served as Managing Director of Trusco since May 2002. Prior to joining Trusco, Mr. Van Arsdale served as Director of Growth Investments for Deprince, Race & Zollo, Inc. from October 1998 to April 2002. He has more than 26 years of investment experience.

     Diversified Investment Advisors is evaluating the situation and considering next steps, which may include retaining Trusco as subadviser to the Fund.

Form No. 3155 (Rev. 6/06)                                               33-61810
                                                                       333-00295

             SUPPLEMENT DATED JUNE 30, 2006 TO THE PROSPECTUS DATED
            MAY 1, 2006 OF THE DIVERSIFIED INVESTORS FUNDS GROUP AND
              THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INVESTORS SMALL-CAP GROWTH FUND

     Following the departure from Trusco on June 23, 2006 of the small cap growth portfolio management team, the portfolio manager named in the prospectus is no longer managing the Diversified Investors Small-Cap Growth Fund. Effective June 26, 2006, Trusco designated James P. Foster and Stuart F. Van Arsdale to act as co-portfolio managers of the Fund.

     Mr. Foster has served as Managing Director of Trusco since May 2004. Mr. Foster joined Trusco in 1988. He has more than 37 years of investment experience.

     Mr. Van Arsdale, CFA, has served as Managing Director of Trusco since May 2002. Prior to joining Trusco, Mr. Van Arsdale served as Director of Growth Investments for Deprince, Race & Zollo, Inc. from October 1998 to April 2002. He has more than 26 years of investment experience.

     Diversified Investment Advisors is evaluating the situation and considering next steps, which may include retaining Trusco as subadviser to the Fund.

Form No. 2891 (Rev. 6/06)                                               33-61810
                                                                       333-00295